Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,147,392	¥ 1,217,122
Book value of guarantee liabilities	63,843	53,877
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	365,546	355,452
Book value of guarantee liabilities	¥ 5,827	¥ 2,371
Maturity of the longest contract (Years)	2061	2060
Consumer Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 294,250	¥ 341,466
Book value of guarantee liabilities	¥ 49,025	¥ 41,019
Maturity of the longest contract (Years)	2032	2031
Real Estate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 17,621	¥ 29,235
Book value of guarantee liabilities	¥ 4,119	¥ 4,422
Maturity of the longest contract (Years)	2048	2048
Other Guarantees
Guarantor Obligations [Line Items]
Potential future payment	¥ 598	¥ 130
Book value of guarantee liabilities	¥ 104	¥ 0
Maturity of the longest contract (Years)	2035	2024
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 469,377	¥ 490,839
Book value of guarantee liabilities	¥ 4,768	¥ 6,065
Maturity of the longest contract (Years)	2028	2026